CONVERTIBLE NOTES (2007 Notes)	12 Months Ended
Dec. 31, 2012
2007 Notes
CONVERTIBLE NOTES
CONVERTIBLE NOTES

13. CONVERTIBLE NOTES

2007 Convertible Note Subscription Agreement

        On December 11, 2007, the Company signed a subscription agreement for the issuance of convertible notes of $75,000,000 (the "2007 Notes").

        The terms of the 2007 Notes are described as follows:

        Maturity date.    The 2007 Notes mature on December 15, 2017.

        Interest.    The 2007 Note holders are entitled to receive interest at 6% per annum on the principal outstanding, in semi-annually installments, payable in arrears.

        Conversion.    The initial conversion rate is 50.6073 shares per $1,000 initial principal amount, which represents an initial conversion price of approximately $19.76 per share. The 2007 Notes are convertible at any time prior to maturity. The conversion rate is subject to change for certain anti-dilution events and upon a change in control. If the holders elect to convert the 2007 Notes upon a change of control, the conversion rate will increase by a number of additional shares as determined by reference to an adjustment schedule based on the date on which the change in control becomes effective and the price paid per common share in the transaction (referred to as the "Fundamental Change Make-Whole Premium"). The Fundamental Make-Whole Premium is intended to compensate holders for the loss of time value upon early exercise.

        Redemption.    The holders may require the Company to repurchase the 2007 Notes for cash on December 24, 2012 and December 15, 2014, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest. The Company may redeem the notes on or after December 24, 2012 at a redemption price equal 100% of the principal amount of the notes, plus accrued and unpaid interest, (i) in whole or in part the closing price for the common shares exceeds 130% of the conversion price for at least 20 trading days within a period of 30 consecutive trading days ending within five trading days of the notice of redemption or (ii) in whole only, if at least 95% of the initial aggregate principal amount of the 2007 Notes originally issued have been redeemed, converted or repurchased and, in each case, cancelled.

        The Company recognized both the debt and equity components associated with the 2007 Notes. The debt component was recognized at the fair value of a similar instrument that does not have an associated equity component, which initially amounted to $62,686,088. The equity component was recognized as the difference between the proceeds and the fair value of the debt component. Offering costs incurred for the issuance of the 2007 Notes amounted to $3,351,634, which were allocated to the debt and equity components in proportion to the allocation of the proceeds and were accounted for as debt issuance costs and equity issuance costs, respectively. The initial debt issuance costs amounted to $2,801,344. The debt discount (measured as the difference between the proceeds and the initial debt component plus debt issuance costs) are being amortized through interest expense over the period from December 10, 2007, the date of issuance, to December 24, 2012, the earliest redemption date, using the effective interest rate method, which was 11.4% for the years ended December 31, 2010, 2011 and 2012, respectively. Amortization expense of $39,816, $44,485 and $49,699 was recorded for the years ended December 31, 2010, 2011 and 2012, respectively. In addition, coupon interest of $60,000 was recorded for the years ended December 31, 2010, 2011 and 2012, respectively.

        On May 27, 2008, the Company offered to increase the conversion rate, based on a specified formula, to induce the holders of the 2007 Notes to convert their notes into the Company's common shares (the "Offer") on or before June 24, 2008.

        On June 27, 2008, the Company announced an increased conversion rate of 53.6061 in accordance with the terms of the Offer and issued 3,966,841 common shares in exchange for $74,000,000 in principal amount of the 2007 Notes. The induced conversion resulted in a charge to earnings of $10,170,118, which was equal to the fair value of all common shares and cash consideration transferred in the transaction in excess of the fair value of the common shares issuable pursuant to the original conversion terms. In addition, the Company recognized $2,429,524 as a gain on debt extinguishment, equal to the difference between the consideration attributed to the debt component and the sum of (a) the net carrying amount of the debt component and (b) any unamortized debt issuance costs. In addition, upon conversion, $13,766,173 in unamortized debt discount and debt issuance costs was reclassified to common shares.

        In December 2012, notes with the aggregate principal amount of $1,000,000 were redeemed according to the contractual redemption terms with no gain or loss recognized. As of December 31, 2012, no convertible notes remained outstanding.

        Details of convertible notes as of December 31, 2011 and 2012 are as follows:

	At December 31, 2011	At December 31, 2012
	$	$
Carrying amount of the equity component	156,848	—

Principal amount of the debt component	1,000,000	—
Unamortized debt discount	49,699	—

Net carrying amount of the debt component	950,301	—